Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
SELLING AND MARKETING EXPENSES
19.	SELLING AND MARKETING EXPENSES

(in thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Salaries and related expenses	$2,111	$1,555	$1,173
Advertising and marketing	1,425	1,700	2,737
Travel and conferences	156	305	297
Total	$3,692	$3,560	$4,207